Summary of Significant Accounting Policies (Details) - Schedule of Ordinary Shares Subject to Redemption - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Ordinary Shares Subject To Redemption [Abstract]
Ordinary shares subject to possible redemption, begining	$ 21,577,042	$ 21,100,382	$ 116,157,607
Less:
Redemption of Ordinary shares	(1,442,729)		(98,596,479)
Plus:
Remeasurement of carrying value to redemption value	582,206	476,660	3,539,254	$ 7,732,488
Ordinary shares subject to possible redemption, ending	$ 20,716,519	$ 21,577,042	$ 21,100,382	$ 116,157,607